Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax losses carried forward	$ 197,912	$ 169,125
Provisions	2,045	1,353
Other	8,129
Unfavorable contract		35,491
Total deferred tax assets:	208,086	205,969
Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	3,792	3,178
Total deferred tax liabilities	64,059	88,872
Net deferred tax assets	144,027	117,097
Valuation allowance	(135,079)	(116,706)
Net deferred tax assets	8,948	391
Disclosed in:
Net deferred tax assets	$ 8,948	$ 391